VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	53.30%	95.00%	27.30%
VIEs account on total assets	83.00%	48.90%
VIEs account on total liabilities	39.80%	37.00%